Business combinations and capital reorganization - Summary of Fair Values of Identifiable Assets Acquired and Liabilities Assumed (Detail) - EUR (€) € in Thousands	Jun. 07, 2022	Mar. 16, 2022
Mega-E Acquisition [member]
Fair value of assets and liabilities recognized as a result of the acquisition
Property, plant and equipment		€ 88,736
Right-of-use assets		1,998
Cash and cash equivalents		(874)
Lease liabilities		(1,998)
Borrowings (current)		(23,398)
Other working capital (excl. cash and cash equivalents)		943
Net identifiable assets acquired		65,407
Less: non-controlling interest		(1,266)
Net assets acquired		€ 64,141
MOMA acquisition [member]
Fair value of assets and liabilities recognized as a result of the acquisition
Property, plant and equipment	€ 199
Right-of-use assets	2,239
Other financial assets (non-current)	41,983
Trade and other receivables	4,974
Cash and cash equivalents	1,252
Deferred tax liabilities	(1,272)
Lease liabilities	(2,239)
Prepayments	6
Contingent liability	(225)
Trade and other payables	(2,624)
Net identifiable assets acquired	44,293
Add: goodwill	15,692
Net assets acquired	€ 59,985